Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2016
Registrant Name	dei_EntityRegistrantName	FRANKLIN NEW YORK TAX FREE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000798523
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2017
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017